Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	May 06, 2025
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	Heidmar Maritime Holdings Corp.
Entity Incorporation, State or Country Code	1T
Document Registration Statement	false
Entity Central Index Key	0002029471
Entity File Number	001-42534
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Address, Address Line One	89 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18538
Title of 12(b) Security	Common shares, par value $0.001 per share
Trading Symbol	HMR
Entity Current Reporting Status	Yes
Document Accounting Standard	U.S. GAAP
Security Exchange Name	NASDAQ
Entity Voluntary Filers	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		100
Transition Report	false
Auditor Firm ID	1163
Auditor Location	Athens, Greece
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Heidmar Maritime Holdings Corp. (the "Company") as of December 31, 2024, the related consolidated statements of operations, shareholder’s equity, and cash flows, for the period from May 7, 2024 (inception date) to December 31, 2024, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the period from May 7, 2024 (inception date) to December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Pankaj Khanna
Entity Address, Address Line One	89 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18538
City Area Code	30
Local Phone Number	216-002-4900
Contact Personnel Email Address	ir@heidmar.com